Fair Value Measurements on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account U.S. Treasury Securities	$300,023,016	$—	$—	$300,023,016
Liabilities:
Warrant liability	$19,499,250	$454,982	$—	$19,954,232
FPS liability	—	—	4,452,968	4,452,968
Total Liabilities	$19,499,250	$454,982	$4,452,968	$24,407,200

Schedule of Level 3 fair value measurements
February 23, 2021 (initial measurement)
Risk-free interest rate	0.76%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

Schedule of changes in fair value of warrant liability
	Private Placement	Public	Warrant Liability
Fair value as of December 31, 2020	$—	$—	$—
Fair value as of February 23, 2021	217,437	9,318,750	9,536,187
Change in valuation inputs or other assumptions(1)	237,545	10,180,500	10,418,045
Fair value as of December 31, 2021(2)	$454,982	$19,499,250	$19,954,232

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statement of operations.

(2)      Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totalling $7.3 million during the year ended December 31, 2021.

FPS Liability
Fair value as of February 23, 2021	$3,859,558
Change in valuation inputs or other assumptions(1)	593,410
Fair value as of December 31, 2021	$4,452,968

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statement of operations.